Subsequent Events - Additional Information (Detail)								1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 09, 2022 USD ($) InterestRateCap	Jun. 01, 2022 USD ($) StorageProperty StorageFacility State Landparcel $ / shares	Feb. 24, 2022 USD ($) ft² StorageFacility StorageProperty State Landparcel StorageUnit $ / shares shares	Feb. 08, 2022 USD ($)	Dec. 30, 2021 StorageFacility	Oct. 07, 2021 USD ($)	Mar. 17, 2021 USD ($)	Feb. 28, 2022 shares	Apr. 30, 2021 shares	Sep. 30, 2022 USD ($) ft² StorageUnit State StorageFacility shares	Dec. 31, 2022 shares	Dec. 31, 2021 StorageFacility State shares	Dec. 31, 2020 shares	May 27, 2021	Aug. 03, 2020 USD ($)
Subsequent Event [Line Items]
Number of self storage facilities | StorageFacility					2					153
Number Of Self Storage Units | StorageFacility												139
Number of states located for self storage facilities | State										19		18
Consideration transferred										$ 82,100,000
Occupancy percentage														95.00%
Interest Rate Cap [Member]
Subsequent Event [Line Items]
Derivative, notional amount															$ 80,000,000
Key Bank
Subsequent Event [Line Items]
Proceeds from line of credit							$ 451,000,000
Subsequent Event | Interest Rate Cap [Member]
Subsequent Event [Line Items]
Derivative Aggregate Premium	$ 2,900,000
Derivative, notional amount	$ 100,000,000
Derivative, Number of Instruments Held | InterestRateCap	3
Subsequent Event, Date	Nov. 09, 2022
Derivative Effective Date	Dec. 01, 2022
Subsequent Event | Interest Rate Cap [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Subsequent Event [Line Items]
Derivative, Cap Interest Rate	4.75%
Subsequent Event | Interest Rate Cap Three [Member]
Subsequent Event [Line Items]
Interest rate cap, maturity date	Dec. 01, 2025
Subsequent Event | Interest Rate Cap One And Two [Member]
Subsequent Event [Line Items]
Interest rate cap, maturity date	Dec. 02, 2024
Maximum | Credit Facility Revolver | Key Bank
Subsequent Event [Line Items]
Proceeds from line of credit						$ 450,000,000
LTIPs | Performance Based Awards
Subsequent Event [Line Items]
Issuance of equity awards | shares											113,429	148,387	130,638
Percentage of established target performance criteria										200.00%		200.00%
LTIPs | Performance Based Awards | Minimum
Subsequent Event [Line Items]
Percentage of established target performance criteria												0.00%
LTIPs | Performance Based Awards | Maximum
Subsequent Event [Line Items]
Percentage of established target performance criteria										200.00%		200.00%
LTIPs | Performance Based Awards | Executive Officers
Subsequent Event [Line Items]
Issuance of equity awards | shares								113,429	148,387
LTIPs | Performance Based Awards | Executive Officers | Subsequent Event
Subsequent Event [Line Items]
Issuance of equity awards | shares								113,400
Percentage of established target performance criteria								200.00%
Vesting period								3 years
LTIPs | Performance Based Awards | Executive Officers | Minimum | Subsequent Event
Subsequent Event [Line Items]
Percentage of established target performance criteria								0.00%
LTIPs | Performance Based Awards | Executive Officers | Maximum | Subsequent Event
Subsequent Event [Line Items]
Percentage of established target performance criteria								200.00%
LTIPs | Time Based Awards
Subsequent Event [Line Items]
Issuance of equity awards | shares										181,664		222,581	214,521
LTIPs | Time Based Awards | Executive Officers
Subsequent Event [Line Items]
Issuance of equity awards | shares								170,144	222,581
Vesting period								4 years	4 years
LTIPs | Time Based Awards | Executive Officers | Subsequent Event
Subsequent Event [Line Items]
Issuance of equity awards | shares								170,100
Vesting period								4 years
Algonquin Property
Subsequent Event [Line Items]
Consideration transferred				$ 19,000,000
Occupancy percentage				72.40%
Algonquin Property | Subsequent Event
Subsequent Event [Line Items]
Consideration transferred				$ 19,000,000
Occupancy percentage				72.40%
Algonquin Property | Subsequent Event | Credit Facility Revolver | Key Bank
Subsequent Event [Line Items]
Proceeds from line of credit				$ 19,000,000
SSGT II Merger Agreement
Subsequent Event [Line Items]
Common Stock, par value | $ / shares		$ 0.001
Conversion of right to receive shares, description		converted into the right to receive 0.9118 shares of our Class A Shares										will be converted into the right to receive 0.9118 shares of our Class A Shares
Number of self storage facilities | StorageFacility		10	10							10
Number Of Self Storage Units | StorageUnit			7,740							7,740
Number of states located for self storage facilities | State		7	7
Net Rentable Area | ft²			853,900							853,900
Percentage of membership interest		50.00%	50.00%							50.00%
Consideration transferred		$ 261,158,513
Remaining percentage of membership interest		50.00%
Number of operating self storage property | StorageProperty		1
Number of land parcels developed into self storage facilities | Landparcel		2
SSGT II Merger Agreement | Subsequent Event
Subsequent Event [Line Items]
Number of self storage facilities | StorageFacility			10
Number Of Self Storage Units | StorageUnit			7,740
Number of states located for self storage facilities | State			7
Net Rentable Area | ft²			853,900
Percentage of membership interest			50.00%
Remaining percentage of membership interest			50.00%
Number of operating self storage property | StorageProperty			1
Number of land parcels developed into self storage facilities | Landparcel			2
SSGT II Merger Agreement | Subsequent Event | Termination Under Certain Other Circumstances Member
Subsequent Event [Line Items]
Termination payment			$ 5,200,000
SSGT II Merger Agreement | Subsequent Event | Termination Arising out of the Go Shop
Subsequent Event [Line Items]
Termination payment			2,600,000
SSGT II Merger Agreement | Maximum | Subsequent Event
Subsequent Event [Line Items]
Customer expense reimbursement			$ 1,000,000
SmartStop Common Stock | SSGT II Merger Agreement | Subsequent Event
Subsequent Event [Line Items]
Number of right to receive shares from conversion | shares			0.9118
SSGT II Common Stock | SSGT II Merger Agreement | Subsequent Event
Subsequent Event [Line Items]
Common Stock, par value | $ / shares			$ 0.001